                               SEPARATE ACCOUNT B

                               December 31, 1996

                                 Annual Report








                      Provident National Assurance Company

                                A Subsidiary of

                           Provident Companies, Inc.

                                   MANAGEMENT



                    BOARD OF MANAGERS OF SEPARATE ACCOUNT B


                         Henry E. Blaine
                         H. Grant Law, Jr.
                         David G. Fussell
                         Susan N. Roth, Secretary
                           to the Board of Managers



                             PRINCIPAL OFFICERS OF
                      PROVIDENT NATIONAL ASSURANCE COMPANY



                         Eugene A. Jones, President
                         J. Harold Chandler, Executive Vice President
                         Thomas R. Watjen, Executive Vice President and
                           Chief Financial Officer
                         Timothy C. Gartland, Executive Vice President Robert O. Best, Senior Vice President and
                           Chief Information Officer
                         Thomas B. Heys, Jr.,  Senior Vice President
                         Ralph A. Rogers, Vice President and Controller Glenn P. Felton, Vice President, Managing
                           Corporate Counsel and Assistant Secretary
                         Susan N. Roth, Corporate Secretary and Counsel George A. Shell, Jr., Treasurer



        This report and the financial statements attached are submitted solely for the general information of contract owners of Separate Account B and are not authorized for other use.

MESSAGE TO PARTICIPANTS IN
PROVIDENT NATIONAL'S
VARIABLE ANNUITY CONTRACTS



   This annual report of Separate Account B contains the financial statements and portfolio information of Separate Account B for the year ended December 31, 1996. Comparative figures that relate to Separate Account B's activities during 1996 are provided below.

    The accumulation unit value for Separate Account B increased 22.1% in 1996, from $6.908158 at year end 1995 to $8.435567 on December 31, 1996. During this same period, the S&P 500 Index rose by a yield adjusted 23.0%. Reflecting transfers to the fixed-dollar account, as well as withdrawals and retirements, the number of accumulation units outstanding on December 31, 1996 was 1,538,926, down from 1,767,394 twelve months earlier. As a result of net income from investments, withdrawals, and net purchase payments received, total contract owners' equity on December 31, 1996 was $13,917,113 compared to $13,151,831 on December 31, 1995.


    Funds indexed to the S&P 500 in 1996 appreciated by 23%. Large capitalization growth oriented stocks rose on the prospects of continued corporate profits growth in the years ahead. The sectors that performed best were technology +44.1%, financials +35.6%, and capital goods +30.3%. Since few sectors outperformed the market it was difficult for fund managers to beat their indices.


   As 1997 begins, the stock prices of many of the big-cap growth issues are recognizing their earnings growth potential. These growth stocks should continue to perform well in today's low-inflation, moderate-growth environment. Stable to lower bond yields, with continued strong earnings power will bode well for the stock market this year.


   Thank you for your continued support.



                                  /s/ David Fussell
                                  ------------------------------------
                                  David Fussell
                                  Chairman, Board of Managers
                                  Provident National Assurance Company
                                  Separate Account B

PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B
AUDITED FINANCIAL STATEMENTS



DECEMBER 31, 1996





Report of Independent Auditors.....................................   1
Statements of Assets and Liabilities...............................   2
Statements of Operations...........................................   3
Statements of Changes in Variable Annuity Contract Owners' Equity..   4
Schedule of Investments............................................   5
Supplementary Information..........................................   8
Notes to Financial Statements......................................  10


                    [ERNST & YOUNG LETTERHEAD APPEARS HERE]


                         REPORT OF INDEPENDENT AUDITORS



Board of Managers and Contract Owners
Provident National Assurance Company
Separate Account B



We have audited the accompanying statements of assets and liabilities of Provident National Assurance Company Separate Account B as of December 31, 1996 and 1995, including the schedule of investments as of December 31, 1996, and the related statements of operations and changes in variable annuity contract owners' equity for each of the three years in the period ended December 31, 1996, and the supplementary information for each of the ten years in the period then ended. These financial statements and supplementary information are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and supplementary information based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 and 1995, by correspondence with the custodian and brokers.
An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and supplementary information referred to above present fairly, in all material respects, the financial position of Provident National Assurance Company Separate Account B at December 31, 1996 and 1995, the results of its operations and the changes in variable annuity contract owners' equity for each of the three years in the period ended December 31, 1996, and the supplementary information for each of the ten years in the period then ended, in conformity with generally accepted accounting principles.



                                     ERNST & YOUNG LLP



January 17, 1997

STATEMENTS OF ASSETS AND LIABILITIES

PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B





                                                December 31
                                             1996         1995
                                        --------------------------
ASSETS


Investments:

Common stocks--at market value
    (cost:  1996--$9,625,656;
     1995--$10,391,006)                   $13,622,505  $13,200,097
  Bonds--at market value
    (cost:  1996--$100,000; 1995--$0)         106,500            0
  Short-term investments--at cost plus
    accrued interest (approximately
     market)                                  196,934            0
                                          -----------  -----------
                                           13,925,939   13,200,097

Cash                                              902       29,854
Accrued dividends and interest                 22,888       18,566
Amounts due from Provident National
 Assurance Company                                999           19
                                          -----------  -----------
      TOTAL ASSETS                         13,950,728   13,248,536
                                          -----------  -----------


LIABILITIES AND CONTRACT OWNERS' EQUITY



Amounts payable for terminations and
 variable annuity benefits                     19,655       83,866

Management fee and other amounts due
 Provident National Assurance Company          13,960       12,839
                                          -----------  -----------
      TOTAL LIABILITIES                        33,615       96,705
                                          -----------  -----------


Variable annuity contract owners'
 equity:

   Deferred annuity contracts
    terminable by owners--(accumulation
    units outstanding:
     1996--1,538,926.064;
     1995--1,767,394.226;
     unit value:  1996--$8.435567;
     1995--$6.908158)                      12,981,714   12,209,438

   Annuity contracts in pay-out period        935,399      942,393
                                          -----------  -----------
      TOTAL CONTRACT OWNERS' EQUITY       $13,917,113  $13,151,831
                                          ===========  ===========



See notes to financial statements

STATEMENTS OF OPERATIONS

PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B


                                                   Year Ended December 31
                                              1996          1995          1994
                                        -----------------------------------------
INVESTMENT INCOME
 Income:

   Dividends                               $  193,196   $   240,725   $   298,329
   Interest                                     8,347        24,937        76,107
                                           ----------   -----------   -----------
                                              201,543       265,662       374,436
                                           ----------   -----------   -----------


 Expenses--Note C:

   Investment advisory services                67,237        63,922        64,398
   Mortality and expense assurances            94,131        89,492        90,158
                                           ----------   -----------   -----------
                                              161,368       153,414       154,556
                                           ----------   -----------   -----------


      NET INVESTMENT INCOME                    40,175       112,248       219,880
                                           ----------   -----------   -----------


REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS--NOTE A

 Net realized gain from investment
  transactions

  (excluding short-term securities):

   Proceeds from sales                      5,882,270    13,313,567     9,701,955
   Cost of investments sold                 4,404,304    11,434,739     9,214,091
   Adjustment for impairment of value               0       (76,960)            0
                                           ----------   -----------   -----------
    Net realized gain                       1,477,966     1,801,868       487,864
                                           ----------   -----------   -----------


 Net unrealized appreciation of
  investments:

   At end of year                           4,003,349     2,809,091     1,635,016
   At beginning of year                     2,809,091     1,635,016     2,899,236
                                           ----------   -----------   -----------
   Increase (decrease) in net
    unrealized appreciation of
    investments                             1,194,258     1,174,075    (1,264,220)
                                           ----------   -----------   -----------

     NET REALIZED AND UNREALIZED GAIN
      (LOSS) ON INVESTMENTS                 2,672,224     2,975,943      (776,356)
                                           ----------   -----------   -----------


       NET INCOME (LOSS)                   $2,712,399   $ 3,088,191   $  (556,476)
                                           ==========   ===========   ===========


Ratio of expenses to total investment
 income                                         80.07%        57.75%        41.28%
                                           ==========   ===========   ===========

See notes to financial statements.

STATEMENTS OF CHANGES IN VARIABLE ANNUITY CONTRACT OWNER'S EQUITY

PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B




                                                   Year Ended December 31
                                              1996          1995          1994
                                        -----------------------------------------

BALANCE AT BEGINNING OF PERIOD            $13,151,831   $12,171,347   $13,594,156
                                          -----------   -----------   -----------


FROM INVESTMENT ACTIVITIES:

   Net investment income                       40,175       112,248       219,880
   Net realized gain on investments         1,477,966     1,801,868       487,864
   Increase (decrease) in net
    unrealized appreciation of
    investments                             1,194,258     1,174,075    (1,264,220)
                                          -----------   -----------   -----------
   Increase (decrease) in contract
     owners' equity from
     investment activities                  2,712,399     3,088,191      (556,476)
                                          -----------   -----------   -----------


FROM VARIABLE ANNUITY CONTRACT
 TRANSACTIONS:

   Net contract purchase payments
    (Units purchased:
     1996-- 4,869.798;
     1995-- 8,835.033;
     1994--13,985.385)                         35,994        53,380        75,685
   Terminations and death benefits
    (Units terminated:
     1996--243,557.308;
     1995--337,338.173;
     1994--153,401.946)                    (1,866,405)   (2,054,839)     (841,067)
   Variable annuity benefits paid
    (Number of units:
     1996--15,310.532;
     1995--17,171.953;
     1994--18,478.239)                       (116,706)     (106,248)     (100,951)
                                          -----------   -----------   -----------
   Decrease in contract owners' equity
     from variable
     annuity contract transactions         (1,947,117)   (2,107,707)     (866,333)
                                          -----------   -----------   -----------
NET INCREASE (DECREASE) IN CONTRACT
 OWNERS' EQUITY                               765,282       980,484    (1,422,809)
                                          -----------   -----------   -----------

BALANCE AT END OF PERIOD                  $13,917,113   $13,151,831   $12,171,347
                                          ===========   ===========   ===========




See notes to financial statements.

SCHEDULE OF INVESTMENTS

PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B

DECEMBER 31, 1996



                                          Number of    Market
                                           Shares      Value
                                          ---------  ----------
COMMON STOCKS
   CAPITAL GOODS (5.7%)
       Boeing Company                         2,000  $  213,000
       General Electric Company               5,900     583,363
                                                     ----------
                                                        796,363
   CONSUMER (39.4%)
       Bristol-Myers Squibb Company           4,500     490,500
       Coca-Cola Company                      9,000     473,625
       Eckerd Jack Company                    1,964      62,847
       Exide Corporation                      3,500      80,937
       Gannett Company, Inc.                  5,500     411,813
       General Motors Corporation             7,000     390,250
       McDonald's Corporation                10,500     476,438
       Pentos PLC                           160,000           0
       PepsiCo, Inc.                          8,000     234,000
       Proctor & Gamble Company               3,500     376,687
       Safeway, Inc.                          4,200     179,550
       Sara Lee Corporation                   6,000     223,500
       Sears, Roebuck & Company               5,000     230,000
       Sprint Corporation                     3,000     119,625
       Teleport Communications Group,        10,000     305,000
        Inc. Class A
       Viacom, Inc. Class B                  13,712     478,206
       Wal-Mart Stores, Inc.                 17,000     386,750
       Worldcom, Inc.                        21,500     560,355
                                                     ----------
                                                      5,480,083





See notes to financial statements.

PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B

DECEMBER 31, 1996




                                          Number of    Market
                                           Shares      Value
                                          ---------  ----------
COMMON STOCKS - CONTINUED


FINANCIAL (10.3%)
       American Express Company               8,000  $  452,000
       Corestates Financial Corporation       6,250     324,219
       NationsBank Corporation                2,000     195,500
       Wells Fargo & Company                  1,700     458,575
                                                     ----------
                                                      1,430,294


   HEALTH CARE (12.9%)
      Columbia Healthcare Corporation         6,750     275,063
      Eli Lilly & Company                     1,500     109,500
      HealthSouth Corporation                 9,500     366,937
      Johnson & Johnson                       9,032     449,342
      Merck & Company, Inc.                   7,500     597,188
                                                     ----------
                                                      1,798,030



    HIGH GROWTH TECHNOLOGY (25.9%)

      Airtouch Communications, Inc.           7,000     176,750
      Comcast Corporation Class A Spl        14,500     258,288
      Computer Associates International       7,000     348,250
      Emerson Electric Company                5,000     484,375
      Hewlett Packard Company                 7,000     351,750
      Intel Corporation                       4,250     556,750
      Lucent Technologies, Inc.               4,444     205,535
      Microsoft Corporation                   4,000     330,500
      Motorola, Inc.                          4,500     275,625
      Oracle Corporation                      5,000     208,750
      SCI Systems, Inc.                       5,000     223,125
      3Com Corporation                        2,500     183,437
                                                     ----------
                                                      3,603,135



See notes to financial statements.

PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B

DECEMBER 31, 1996



                                          Number of     Market
                                           Shares       Value
                                          ---------  ------------
COMMON STOCKS - CONTINUED

   MISCELLANEOUS (3.7%)
      Minnesota Mining & Manufacturing
       Company                                6,200  $   514,600
                                                     -----------

TOTAL COMMON STOCKS (97.9%)                           13,622,505



                                          Principal
                                           Amount
                                          ---------


BONDS (0.8%)
      Tenet Healthcare Corporation 6.00%
        Exchangeable Subordinated Notes
          due December 1, 2005             $100,000  $   106,500
                                          =========

SHORT-TERM INVESTMENTS (1.4%)
      Dynamic Funding Corporation
       Commercial Paper
       due January 3, 1997                 $197,000  $   196,934
                                          =========  -----------

TOTAL INVESTMENTS (100.1%)                            13,925,939

CASH AND RECEIVABLES LESS LIABILITIES
 (-0.1%)                                                  (8,826)
                                                     -----------


TOTAL VARIABLE ANNUITY CONTRACT
   OWNERS' EQUITY (100.0%)                           $13,917,113
                                                     ===========





See notes to financial statements.

SUPPLEMENTARY INFORMATION


PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B


Selected data for an accumulation unit outstanding throughout each year excluding sales loads:



                                                   Year Ended December 31
                                        1996         1995         1994         1993         1992
                                   ----------------------------------------------------------------


Investment income                    $      .11   $      .13   $      .15   $      .14   $      .12
Expenses                                    .09          .07          .07          .06          .06
                                     ----------   ----------   ----------   ----------   ----------
Net investment income                       .02          .06          .08          .08          .06
Net realized and unrealized
  gain (loss) on investments               1.51         1.44         (.32)         .54         (.07)
                                     ----------   ----------   ----------   ----------   ----------
Net increase (decrease) in
  contract owners' equity                  1.53         1.50         (.24)         .62         (.01)

Net contract owners' equity:
   Beginning of year                       6.91         5.41         5.65         5.03         5.04
                                     ----------   ----------   ----------   ----------   ----------

   End of year                       $     8.44   $     6.91   $     5.41   $     5.65   $     5.03
                                     ==========   ==========   ==========   ==========   ==========


Ratio of expenses to average
  contract owners' equity                  1.20%        1.21%        1.21%        1.22%        1.21%

Ratio of net investment income to
  average contract owners' equity          0.30%        0.89%        1.72%        1.39%        1.36%
Portfolio turnover                           28%         101%          70%          57%          35%
Number of accumulation units
  outstanding at end of year          1,538,926    1,767,394    2,097,793    2,242,809    2,655,895





See notes to financial statements

PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B



                                                   Year Ended December 31
                                        1991         1990         1989         1988         1987
                                   ----------------------------------------------------------------


Investment income                    $      .13   $      .13   $      .12   $      .11   $      .10
Expenses                                    .05          .04          .04          .04          .04
                                     ----------   ----------   ----------   ----------   ----------
Net investment income                       .08          .09          .08          .07          .06
Net realized and unrealized
  gain (loss) on investments               1.22        ( .16)         .64          .29         (.07)
                                     ----------   ----------   ----------   ----------   ----------
Net increase (decrease) in
  contract owners' equity                  1.30         (.07)         .72          .36         (.01)
Net contract owners' equity:
   Beginning of year                       3.74         3.81         3.09         2.73         2.74
                                     ----------   ----------   ----------   ----------   ----------
   End of year                       $     5.04   $     3.74   $     3.81   $     3.09   $     2.73
                                     ==========   ==========   ==========   ==========   ==========


Ratio of expenses to average
  contract owners' equity                  1.21%        1.22%        1.21%        1.22%        1.24%
Ratio of net investment income to
  average contract owners' equity          1.91%        2.34%        2.36%        2.30%        1.80%
Portfolio turnover                           42%          58%         104%          65%          62%
Number of accumulation units
  outstanding at end of year          2,854,559    3,031,469    3,667,660    4,191,222    5,182,071




See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B


NOTE A--INVESTMENTS AND ACCOUNTING POLICIES


Separate Account B is a segregated investment account of Provident National Assurance Company (a wholly-owned subsidiary of Provident Companies, Inc.) and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company.


Common stocks and bonds are valued at published market quotations which represent the closing sales price for securities traded on a national stock exchange or the mean between the quoted bid and asked prices for those traded over-the-counter. Short-term investments are valued at cost plus accrued interest.


Realized and unrealized gains and losses are credited to or charged to variable annuity contract owners' equity. The identified cost basis has been used in determining realized gains and losses on sales of investments. If determined on the average cost basis, the net realized gain would have been $1,369,834, $1,798,019, and $563,363 for the years ended December 31, 1996, 1995, and 1994, respectively. There were gross unrealized gains of $4,232,359 and gross unrealized losses of $229,010 at December 31, 1996. Security transactions are recorded on the date the securities are purchased or sold which is the common practice of the industry. Dividends are taken into income on an accrual basis as of the ex-dividend date.


A summary of the cost of investments purchased and proceeds from investments sold for the three years in the period ended December 31, 1996 is shown below.



                                          Year Ended December 31
                                      1996         1995         1994
                                 ---------------------------------------

Cost of investments purchased      $ 9,751,620  $32,935,068  $36,509,262
   Less:  Short-term securities      6,012,666   20,637,665   28,013,052
                                   -----------  -----------  -----------
                                   $ 3,738,954  $12,297,403  $ 8,496,210
                                   ===========  ===========  ===========


Proceeds from investments sold     $11,698,035  $34,650,485  $37,415,387
   Less:  Short-term securities      5,815,765   21,336,918   27,713,432
                                   -----------  -----------  -----------
                                   $ 5,882,270  $13,313,567  $ 9,701,955
                                   ===========  ===========  ===========



The aggregate cost of investments for federal income tax purposes is the same as that presented in the Statements of Assets and Liabilities.

PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B


NOTE B--FEDERAL INCOME TAXES

Operations of Separate Account B will form a part of the income tax return of Provident National Assurance Company, which is taxed as a "life insurance company" under the Internal Revenue Code.

Under current law, no federal income taxes are payable with respect to Separate Account B.


NOTE C--EXPENSES

Deductions are made by Provident National Assurance Company at the end of each valuation period for investment advisory services and for mortality and expense assurances, which on an annual basis are approximately .50% and .70%, respectively, of the net assets of Separate Account B.

ACCUMULATION UNIT VALUE TABLE
(UNAUDITED)

PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B





End of Month     Accumulation Unit Value  End of Month    Accumulation Unit Value
---------------  -----------------------  ------------    -----------------------
December 1968            1.036279         March 1992             4.735470
December 1969            1.080379         June                   4.585274
December 1970            1.030039         September              4.694884
December 1971            1.178612         December               5.028547
December 1972            1.403795         March 1993             5.208499
December 1973            1.126624         June                   5.190340
December 1974             .863269         September              5.441446
December 1975            1.022844         December               5.646864
December 1976            1.156853         March 1994             5.386379
December 1977            1.064425         June                   5.274454
December 1978            1.094150         September              5.475394
December 1979            1.219189         December               5.410722
December 1980            1.555258         March 1995             5.656995
December 1981            1.473246         June                   6.194660
December 1982            1.812441         September              6.505252
December 1983            2.132092         December               6.908158
December 1984            2.029912         January 1996           7.104573
December 1985            2.480050         February               7.177128
December 1986            2.743444         March                  7.309625
December 1987            2.734169         April                  7.390144
December 1988            3.087892         May                    7.561813
December 1989            3.812606         June                   7.593667
March 1990               3.729963         July                   7.181787
June                     4.080042         August                 7.384505
September                3.435225         September              7.851947
December                 3.736441         October                8.000702
March 1991               4.312244         November               8.674258
June                     4.243108         December               8.435567
September                4.513598
December                 5.036212


(UNAUDITED)

PROVIDENT NATIONAL ASSURANCE COMPANY SEPARATE ACCOUNT B


Initial contributions to Separate Account B were received on February 1, 1968, prior to which time the unit value was set at 1.000000.
The above indicates the accumulation unit value on the last valuation day of each year from December 1968 through December 1989, on the last valuation day of each quarter from March 1990 through December 1995, and on the last valuation day of each month of 1996. The results shown should not be considered as a representation of the results which may be realized in the future.